PROVISIONS AND CONTINGENT LIABILITIES - Schedule of Labor, Tax and Civil Provisions (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of provisions [line items]
Total provisions	$ 344.8	$ 293.9
Current	127.6	90.2
Non-current	217.2	203.7
Tax related
Disclosure of provisions [line items]
Total provisions	12.6	10.3
PIS and COFINS
Disclosure of provisions [line items]
Total provisions	4.2	3.2
Social security contributions
Disclosure of provisions [line items]
Total provisions	2.0	1.6
Import taxes
Disclosure of provisions [line items]
Total provisions	0.7	0.6
IOF
Disclosure of provisions [line items]
Total provisions	4.1	3.3
Others
Disclosure of provisions [line items]
Total provisions	1.6	1.6
Labor related
Disclosure of provisions [line items]
Total provisions	33.8	30.7
Reintegration
Disclosure of provisions [line items]
Total provisions	14.4	12.5
Overtime
Disclosure of provisions [line items]
Total provisions	4.6	4.7
Hazard pay
Disclosure of provisions [line items]
Total provisions	0.9	1.4
Unhealthy conditions
Disclosure of provisions [line items]
Total provisions	4.2	4.0
Indemnity
Disclosure of provisions [line items]
Total provisions	2.4	2.6
Third parties
Disclosure of provisions [line items]
Total provisions	0.4	0.4
Others
Disclosure of provisions [line items]
Total provisions	0.3	0.2
Collective proceedings, public civil action and rescissory action
Disclosure of provisions [line items]
Total provisions	6.6	4.9
Civil related
Disclosure of provisions [line items]
Total provisions	0.1	0.1
Indemnity
Disclosure of provisions [line items]
Total provisions	0.1	0.1
Provisions labor, taxes and civil
Disclosure of provisions [line items]
Total provisions	46.5	41.1
Current	10.3	8.5
Non-current	$ 36.2	$ 32.6